Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined that there were no such events requiring recognition or disclosure in the financial statements other than the above mentioned events.

On July 7, 2022, the Board of directors passed a resolution to terminate the cooperation agreement with Shenzhen Geile Information Technology Co., Ltd. (formerly called “Shenzhen Harvest Business Ltd., Co.”) and dissolve FINE C+ Digital. On the same day, the Board of directors passed a resolution to terminate the cooperation agreement with Beijing Auvgo International Travel Technology Co. Ltd. and dissolve Yijia Travel. The Company had not made any investment in these two joint ventures and these joint ventures had no operations.

On July 19, 2022, Zhongtan Industrial Operation invested RMB 30 million (approximately $4,630,273) in Hangzhou Zhongtan New Energy Enterprise Management Partnership (Limited Partnership) and held 60% its equity. The investment has not been paid as of the date of this report.